Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Premium Income Municipal Fund 4, Inc.
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07432

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Premium Income Municipal Fund 4, Inc. (the “Fund”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #6706K4501), Series T1 (CUSIP #6706K4303), Series T2 (CUSIP #6706K4600), Series W1 (CUSIP #6706K4709), Series W2 (CUSIP #6706K4881), Series TH (CUSIP #6706K4204), Series F1 (CUSIP #6706K4402) and Series F2 (CUSIP #6706K4808) (the “MuniPreferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	July 22, 2008
T1	July 23, 2008
T2	July 23, 2008
W1	July 17, 2008
W2	July 17, 2008
TH	July 18, 2008
F1	July 21, 2008
F2	July 21, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniPreferred Shares are to be redeemed pursuant to Section 11(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Municipal Auction Rate Cumulative Preferred Stock of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding MuniPreferred Shares set forth below:

Series	Number of Shares
M	235
T1	213
T2	142
W1	179
W2	56
TH	287
F1	193
F2	143

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of June, 2008.

NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC.

By:	/s/Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary